[LOGO] STATE STREET RESEARCH

Investment Trust
--------------------------------------------------------------------------------

                                        Semiannual Report to Shareholders
                                        June 30, 2001

                                   [GRAPHIC]

In This Report
                                   Investment
                                     Update

plus
  The Fund at a Glance
  Fund Portfolio and Financials

   Contents
2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

From the Chairman

Rebound?

After a challenging year for the stock market, investors are hoping that the upswing in the second quarter of 2001 is a sign that the worst is behind us. The economy is still showing signs of weakness, but growth is positive and consumers continue to spend.

[Photo of Richard S. Davis]

Of course, we can't predict what's ahead for the financial markets; but after a period of extreme volatility, we do think it's worth reviewing the investment principles that have guided successful investors for decades: Be patient. Diversify to spread investment risk. And, stick to your regular investment plan. If you're not in the market, you can't benefit when it turns around. These time-tested investment principles may not offer a shortcut to your financial goals, but they describe a road well-traveled by successful investors.

Sincerely,

/s/ Richard S. Davis

Richard S. "Dick" Davis
Chairman
June 30, 2001
Richard S. Davis

[GRAPHIC]
6 Month Review

                           How State Street Research
                           Investment Trust Performed

In one of the most difficult periods for large-cap stocks in 50 years, State Street Research Investment Trust returned -10.96% for the six-months ended June 30, 2001.(1) That was less than the S&P 500 Index, which returned -6.69% over the same period.(2) The fund also underperformed the Lipper Large-Cap Core Funds Average, which returned -8.64% for the period.(3)

Reasons for the Fund's Performance
During the first half of 2001, it became apparent that an economic recovery would be slower than expected. Our investments in telecommunications and technology continued to feel the detrimental effects of a sluggish economy. The fund's telecommunications holdings, including WorldCom and Quest, hurt performance as did technology companies such as Mercury Interactive and Comverse Technology. Our investments in oil service, natural gas, insurance and selected healthcare stocks also hurt results. On a more positive note, energy, consumer staples and selected health care stocks added to performance, as did financial services and selected technology and media stocks. Morgan Stanley, Citigroup, Microsoft, Intuit, Viacom and AOL Time Warner all rallied from depressed levels.

Looking Ahead
Although we believe the process of economic recovery is underway, we expect it to be long and slow. Overall, we favor consumer cyclicals, in anticipation of economic recovery; insurance, on the basis of strong pricing; and selected software, based on prospects in 2002 and improving valuations. We believe that the market's overall weakness will present investors with some attractive opportunities, and we will continue to emphasize high-quality market leaders whose stocks sell at reasonable prices.[]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)
     -10.96% [DOWN ARROW]

"We believe the market's weakness presents investors with opportunity."

[Photo of John Wilson]

John Wilson Portfolio Manager, State Street Research Investment Trust

S&P 500 Index(2)
     -6.69% [DOWN ARROW]


2 State Street Research Investment Trust

[GRAPHIC] The Fund at a Glance as of 6/30/01

State Street Research Investment Trust focuses on long-term growth of capital.

Total Net Assets: $2.9 billion
--------------------------------------------------------------------------------

Hits & Misses

[GRAPHIC]
Genzyme
Biotechnology leader Genzyme gained ground as investors were attracted to the company's strong product portfolio and new product pipeline.

[GRAPHIC]
WorldCom
After a strong first-quarter rally, telecommunications giant WorldCom lagged in the second quarter.

Top 10 Holdings

         Issuer/Security         % of fund assets

 1       General Electric                    4.1%
 2       ACE Limited                         3.4%
 3       Citigroup                           3.3%
 4       Viacom                              3.2%
 5       Microsoft                           3.0%
 6       Pharmacia                           2.8%
 7       Morgan Stanley Dean Witter          2.7%
 8       PepsiCo                             2.5%
 9       Target                              2.4%
10       Intel                               2.4%
         Total                              29.8%

See page 7 for more detail.

Performance

Fund average annual total return as of 6/30/01(4, 5, 6, 7)
(at maximum applicable sales charge)
                                                                   Life of Fund
Share Class                     1 Year     5 Years    10 Years       (7/29/24)
================================================================================
Class A                         -24.73%     11.52%     12.50%         12.81%
--------------------------------------------------------------------------------
Class B(1)                      -24.44%     11.76%     12.49%         12.81%
--------------------------------------------------------------------------------
Class B                         -24.16%     11.92%     12.57%         12.82%
--------------------------------------------------------------------------------
Class C                         -21.45%     11.99%     12.49%         12.81%
--------------------------------------------------------------------------------
Class S                         -19.97%     13.12%     13.42%         12.93%
--------------------------------------------------------------------------------

Fund average annual total return as of 6/30/01(4, 6, 7)
(does not reflect sales charge)
                                                                   Life of Fund
Share Class                     1 Year     5 Years    10 Years       (7/29/24)
================================================================================
Class A                         -20.14%     12.84%     13.16%         12.90%
--------------------------------------------------------------------------------
Class B(1)                      -20.78%     12.01%     12.49%         12.81%
--------------------------------------------------------------------------------
Class B                         -20.48%     12.17%     12.57%         12.82%
--------------------------------------------------------------------------------
Class C                         -20.72%     11.99%     12.49%         12.81%
--------------------------------------------------------------------------------
Class S                         -19.97%     13.12%     13.42%         12.93%
--------------------------------------------------------------------------------

Top 5 Industries

by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

December 31, 2000

Drugs & Bioitechnology                  15.8%
Miscellaneous Financial                  9.7%
Multi-Sector Companies                   6.9%
Insurance                                6.2%
Computer Software                        5.4%

June 30, 2001

Drugs & Biotechnology                   13.9%
Communications, Media & Entertainment   10.8%
Miscellaneous Financial                  9.2%
Computer Software                        6.9%
Banks and Savings & Loans                6.5%

Ticker Symbols

State Street Research Investment Trust
Class A:SITAX   Class B(1):SITPX   Class B:SITBX   Class C:SITDX   Class S:STSTX

--------------------------------------------------------------------------------

1  Does not reflect sales charge.

2 The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

3 The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

4 Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

5 Performance reflects a maximum 5.75% Class A front-end sales charge, or a 5% Class B or Class B(1) or 1% Class C share contingent deferred sales charge, where applicable.

6 Performance for Class B(1) reflects class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

7 Performance includes periods prior to the creation of share classes, which resulted in new 12b-1 fees and which will reduce subsequent performance. During the periods prior to 1990, when shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current continuous public offering.

[GRAPHIC]
The Fund  in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4 State Street Research Investment Trust

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Investment Trust is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Master Investment Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

  o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

  o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

  o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

  o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife") State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In managing its portfolio, the fund generally attempts to identify the industries that, over the long term, will grow faster than the economy as a whole.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. From January 1, 2001 to April 30, 2001, Class B shares paid annual service and distribution fees of 0.64%. Beginning May 1, 2001, Class B shares pay annual service and distribution fees of 0.70%. Class B shares automatically convert into Class A shares at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, the most recent business day). The fund uses the following methods for determining the values of various types of securities:

  o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

  o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq. If a security has not traded that day, or if it is not quoted on the Nasdaq, the value is set at halfway between the closing bid and asked quotations.


  o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

  o Interest -- The fund accrues interest daily as it earns it.

  o Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

  o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any.

  o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

  o Expenses attributed to the fund -- The fund pays these directly. Examples include the management fee, transfer agent fee, custodian fee and distribution and service fees.

  o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust and each fund pays a proportional share. Examples include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.


The text and notes are an integral part of the financial statements. 6 State Street Research Investment Trust

Portfolio Holdings
--------------------------------------------------------------------------------
June 30, 2001 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Key to symbols

* Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt or a Global Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

     Issuer                                            Shares        Value
     ---------------------------------------------------------------------------

     Common Stocks  98.1% of net assets

     Consumer Discretionary  21.7% of net assets
     ---------------------------------------------------------------------------

     Advertising Agencies 1.1%
     Interpublic Group of Companies, Inc.           1,064,300    $31,237,205
                                                               -------------
     Commercial Services 2.2%
     Cendant Corp.*                                   581,700     11,343,150
     Waste Management Inc.*                         1,714,100     52,828,562
                                                               -------------
                                                                  64,171,712
                                                               -------------
     Communications, Media & Entertainment 10.8%
     AOL Time Warner Inc. *                           966,350     51,216,550
     Clear Channel Communications Inc.*               195,800     12,276,660
     Gemstar International Group Ltd.*                933,900     39,541,326
     General Motors Corp. Cl. H*                    2,310,800     46,793,700
     USA Networks Inc.*                               978,900     27,252,576
(4)  Viacom Inc. Cl. B*                             1,805,666     93,443,216
     Walt Disney Co.                                1,436,296     41,494,591
                                                               -------------
                                                                 312,018,619
                                                               -------------
     Consumer Electronics 1.0%
     Electronic Arts Inc.*                            505,600     29,097,280
                                                               -------------
     Consumer Products 0.0%
     Avon Products Inc.                                16,200        749,736
                                                               -------------
     Restaurants 0.1%
     McDonald's Corp.                                  40,400      1,093,224
                                                               -------------
     Retail 6.5%
     Bed Bath & Beyond Inc.*                        1,030,600     31,453,912
     Home Depot Inc.                                1,077,250     50,145,987
(9)  Target Corp.                                   2,006,100     69,411,060
     Wal-Mart Stores, Inc.                            760,100     37,092,880
                                                               -------------
                                                                 188,103,839
                                                               -------------
     Total Consumer Discretionary                                626,471,615
                                                               -------------
     Consumer Staples  5.3% of net assets
     ---------------------------------------------------------------------------

     Beverages 2.5%
(8)  PepsiCo Inc.                                   1,652,800     73,053,760
                                                               -------------
     Foods 0.7%
     Kraft Foods Inc.*                                667,000     20,677,000
                                                               -------------
     Household Products 1.0%
     Procter & Gamble Co.                             421,900     26,917,220
                                                               -------------


            The text and notes are an integral part of the financial statements.

Portfolio Holdings CONTINUED
--------------------------------------------------------------------------------
June 30, 2001  (unaudited)

     Issuer                                            Shares        Value
     ---------------------------------------------------------------------------

     Consumer Staples (CONTINUED)
     ---------------------------------------------------------------------------

     Tobacco 1.1%
     Philip Morris Companies, Inc.                    602,000    $30,551,500
                                                               -------------
     Total Consumer Staples                                      151,199,480
                                                               -------------
     Financial Services  19.2% of net assets
     ---------------------------------------------------------------------------

     Banks and Savings & Loans 6.5%
     Bank of New York Company, Inc.                    29,300      1,406,400
     Bank One Corp.                                 1,448,600     51,859,880
     FleetBoston Financial Corp.*                   1,151,600     45,430,620
     J.P. Morgan Chase & Co.                        1,368,650     61,041,790
     Washington Mutual Inc.                           747,750     28,078,012
     Wells Fargo & Co.                                 10,900        506,087
                                                               -------------
                                                                 188,322,789
                                                               -------------
     Insurance 3.5%
(2)  ACE Limited                                    2,511,100     98,158,899
     St. Paul Companies, Inc.                          32,700      1,657,563
                                                               -------------
                                                                  99,816,462
                                                               -------------
     Miscellaneous Financial 9.2%
     American General Corp.                           662,784     30,786,317
(3)  Citigroup, Inc.                                1,803,100     95,275,804
     Federal National Mortgage Association            285,900     24,344,385
     MGIC Investment Corp.                            519,500     37,736,480
(7)  Morgan Stanley Dean Witter & Co.               1,191,700     76,542,891
                                                               -------------
                                                                 264,685,877
                                                               -------------
     Securities Brokerage & Services 0.0%
     Lehman Brothers Holdings Inc.                     13,600      1,057,400
                                                               -------------
     Total Financial Services                                    553,882,528
                                                               -------------

     Healthcare  14.4% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 13.9%
     Baxter International Inc.                        896,400    $43,923,600
     Biogen Inc.*                                     998,500     53,938,970
     Forest Laboratories Inc.*                        201,100     14,278,100
     Genzyme Corp.*                                   662,900     39,064,697
     Johnson & Johnson                              1,095,800     54,790,000
     Pfizer Inc.                                    1,391,725     55,738,586
(6)  Pharmacia Corp.                                1,763,400     81,028,230
     Schering-Plough Corp.                            895,400     32,449,296
     Sepracor Inc.*                                   654,300     25,713,990
                                                               -------------
                                                                 400,925,469
                                                               -------------
     Healthcare Facilities 0.5%
     Laboratory Corp. of America Holdings*            194,400     14,949,360
                                                               -------------
     Total Healthcare                                            415,874,829
                                                               -------------
     Integrated Oils  2.6% of net assets
     ---------------------------------------------------------------------------

     Integrated International 2.6%
     Exxon Mobil Corp.                                537,500     46,950,625
     Shell Transport & Trading PLC #                  553,100     27,843,054
                                                               -------------
     Total Integrated Oils                                        74,793,679
                                                               -------------
     Materials & Processing  2.3% of net assets
     ---------------------------------------------------------------------------

     Chemicals 1.1%
     Air Products & Chemicals, Inc.                    15,600        713,700
     E.I. du Pont de Nemours & Co.                    629,600     30,371,904
                                                               -------------
                                                                  31,085,604
                                                               -------------
     Gold & Precious Metals 0.0%
     Newmont Mining Corp.                              58,600      1,090,546
                                                               -------------
     Paper & Forest Products 1.2%
     International Paper Co.                          987,600     35,257,320
                                                               -------------
     Total Materials & Processing                                 67,433,470
                                                               -------------


The text and notes are an integral part of the financial statements. 8 State Street Research Investment Trust

     Issuer                                            Shares        Value
     ---------------------------------------------------------------------------

     Other  5.1% of net assets
     ---------------------------------------------------------------------------

     Other 0.0%
     Nasdaq 100 Trust                                  21,600       $987,120
                                                               -------------
     Multi-Sector 5.1%
(1)  General Electric Co.                           2,412,600    117,614,250
     Tyco International Ltd.                          529,500     28,857,750
                                                               -------------
     Total Other                                                 147,459,120
                                                               -------------
     Other Energy  2.7% of net assets
     ---------------------------------------------------------------------------

     Oil & Gas Producers 1.9%
     Anadarko Petroleum Corp.                         401,000     21,666,030
     Ocean Energy Inc.                              1,901,000     33,172,450
                                                               -------------
                                                                  54,838,480
                                                               -------------
     Oil Well Equipment & Services 0.8%
     Baker Hughes Inc.                                 21,200        710,200
     Noble Drilling Corp.*                            356,100     11,662,275
     Schlumberger Ltd.                                214,524     11,294,689
                                                               -------------
                                                                  23,667,164
                                                               -------------
     Total Other Energy                                           78,505,644
                                                               -------------
     Producer Durables  6.3% of net assets
     ---------------------------------------------------------------------------

     Aerospace 3.6%
     Boeing Co.                                     1,050,800     58,424,480
     United Technologies Corp.                        608,700     44,593,362
                                                               -------------
                                                                 103,017,842
                                                               -------------
     Production Technology Equipment 1.5%
     Agilent Technologies Inc.*                       419,000     13,617,500
     KLA-Tencor Corp.*                                446,800     26,289,712
     Teradyne Inc.*                                   127,400      4,216,940
                                                               -------------
                                                                  44,124,152
                                                               -------------
     Telecommunications Equipment 1.2%
     American Tower Corp. Cl. A*                    1,635,500     33,805,785
                                                               -------------
     Total Producer Durables                                     180,947,779
                                                               -------------
     Technology  15.2% of net assets
     ---------------------------------------------------------------------------

     Computer Software 6.9%
     Intuit, Inc.*                                  1,008,100    $39,467,115
     Mercury Interactive Corp.*                       231,000     14,130,270
(5)  Microsoft Corp.*                               1,224,100     87,902,621
     Peregrine Systems Inc.*                        1,016,600     31,057,130
     Siebel Systems Inc.*                             577,900     27,484,924
                                                               -------------
                                                                 200,042,060
                                                               -------------
     Computer Technology 2.0%
     EMC Corp.*                                       344,800     10,016,440
     International Business Machines Corp.            113,300     12,802,900
     Sun Microsystems Inc.*                         2,200,120     35,531,938
                                                               -------------
                                                                  58,351,278
                                                               -------------
     Electronics 1.2%
     Nokia Corp.#                                   1,561,100     34,406,644
                                                               -------------
     Electronics: Semiconductors/Components 5.1%
     Agere Systems Inc.*                              686,600      5,149,500
     Altera Corp.*                                  1,374,500     40,753,925
(10) Intel Corp.                                    2,252,500     68,160,650
     Texas Instruments Inc.                           993,400     31,292,100
                                                               -------------
                                                                 145,356,175
                                                               -------------
     Total Technology                                            438,156,157
                                                               -------------
     Utilities  3.3% of net assets
     ---------------------------------------------------------------------------

     Electrical 1.7%
     Exelon Corp.                                     766,800     49,167,216
     Orion Power Holdings Inc.*                        49,300      1,173,833
     PPL Corp.                                          8,500        467,500
                                                               -------------
                                                                  50,808,549
                                                               -------------
     Telecommunications 1.6%
     Qwest Communications
       International Inc.*                            429,000     13,672,230
     WorldCom Inc.*                                 2,110,900     31,452,410
                                                               -------------
                                                                  45,124,640
                                                               -------------
     Total Utilities                                              95,933,189
                                                               -------------
     Total Common Stocks                                       2,830,657,490(1)
                                                               -------------

--------------------------------------------------------------------------------
(1) The fund paid a total of $2,375,417,364 for these securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.
                                                                               9

Portfolio Holdings CONTINUED
--------------------------------------------------------------------------------
June 30, 2001  (unaudited)


                                                          Coupon    Maturity      Amount of
Issuer                                                    Rate      Date          Principal       Value
-----------------------------------------------------------------------------------------------------------------------------------

Commercial Paper 2.0% of net assets

Caterpillar Financial Services NV                         3.82%     7/06/2001     $30,000,000     $29,984,083
General Electric Capital Corp.                            3.70%     7/02/2001       6,924,000       6,923,289
Merck & Company Inc.                                      3.88%     7/02/2001      15,388,000      15,386,341
Merck & Company Inc.                                      3.80%     7/05/2001       5,382,000       5,379,728
                                                                                                  -----------
Total Commercial Paper                                                                             57,673,441(1)
                                                                                                  -----------
--------------------------------------------------------------
(1) The fund paid a total of $57,673,441 for these securities.
--------------------------------------------------------------

Repurchase Agreements  0.0% of net assets

State Street Bank and Trust Co., dated 6/29/01,
repurchase proceeds $1,931,322,
collateralized by $1,770,000 U.S. Treasury Bond,
10.75%, due 5/15/03, market value $1,944,328                        7/02/2001      $1,770,000       1,931,000
                                                                                                  -----------
Total Repurchase Agreements                                                                         1,931,000(2)
                                                                                                  -----------

-------------------------------------------------------------
(2) The fund paid a total of $1,931,000 for these securities.
-------------------------------------------------------------


The text and notes are an integral part of the financial statements. 10 State Street Research Investment Trust

                                               % of
                                            Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                             100.1%          $2,890,261,931(3)
Cash and Other Assets, Less Liabilities        (0.1%)             (3,921,909)
                                              ------          --------------
Net Assets                                    100.0%          $2,886,340,022
                                              ======          ==============

------------------------------------------------------------------
(3) The fund paid a total of $2,435,021,805 for these securities.
------------------------------------------------------------------


Federal Income Tax Information

At June 30, 2001, the net unrealized appreciation of investments based on cost for federal income tax purposes of $2,438,160,828 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                    $612,131,507

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                    (160,030,404)
                                                                   ------------
                                                                   $452,101,103
                                                                   ============


            The text and notes are an integral part of the financial statements.
                                                                              11

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2001 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                  $2,890,261,931(1)
Collateral for securities on loan                           45,132,805
Cash                                                           152,302
Receivable for securities sold                              14,014,939
Receivable for fund shares sold                              3,739,910
Dividends and interest receivable                            1,506,481
Other assets                                                   250,952
                                                        --------------
                                                         2,955,059,320
Liabilities

Payable for collateral received on securities loaned        45,132,805
Payable for securities purchased                            17,887,985
Payable for fund shares redeemed                             2,375,770
Accrued management fee                                       1,164,451
Accrued distribution and service fees                        1,073,451
Accrued transfer agent and shareholder services              1,026,787
Accrued administration fee                                      22,045
Other accrued expenses                                          36,004
                                                        --------------
                                                            68,719,298
                                                        --------------

Net Assets                                              $2,886,340,022
                                                        ==============

Net Assets consist of:
  Unrealized appreciation of investments                  $455,240,126
  Accumulated net realized loss                            (35,994,175)
  Paid-in capital                                        2,467,094,071
                                                        --------------
                                                        $2,886,340,022(2)
                                                        ==============

*Includes securities on loan valued at $43,253,377

-----------------------------------------------------------------
(1) The fund paid a total of $2,435,021,805 for these securities.
-----------------------------------------------------------------

(2)                Net Asset Value (NAV) of Each Share Class
Except where noted, the NAV is the offering and the redemption price for each class.

Class   Net Assets   /  Number of Shares  =  NAV

A       $797,467,028    75,338,241           $10.59*
B(1)    $448,950,782    43,657,109           $10.28**
B       $706,198,613    68,158,752           $10.36**
C        $78,999,998     7,657,088           $10.32**
S       $854,723,601    79,785,348           $10.71

*   Maximum offering price per share = $11.24 ($10.59 / 0.9425)
** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.


The text and notes are an integral part of the financial statements. 12 State Street Research Investment Trust

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended June 30, 2001  (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends                                                  $11,712,591
Interest                                                     2,749,744(1)
                                                         -------------
                                                            14,462,335
Expenses

Management fee                                               7,131,769(2)
Transfer agent and shareholder services                      3,271,762(3)
Custodian fee                                                  263,430
Distribution and service fees - Class A                      1,190,220(4)
Distribution and service fees - Class B(1)                   2,254,147(4)
Distribution and service fees - Class B                      2,562,901(4)
Distribution and service fees - Class C                        415,659(4)
Reports to shareholders                                         90,630
Administration fee                                              74,304(5)
Registration fees                                               69,870
Trustees' fees                                                  33,992(6)
Audit fee                                                       14,685
Legal fees                                                       7,800
Miscellaneous                                                   12,529
                                                         -------------
                                                            17,393,698
Fees paid indirectly                                          (239,759)(7)
                                                         -------------
                                                            17,153,939
                                                         -------------
Net investment loss                                         (2,691,604)
                                                         -------------

Realized and Unrealized Loss
on Investments

Net realized loss on investments                           (14,129,408)(8)
Change in unrealized depreciation
  of investments                                          (350,168,810)
                                                         -------------
Net loss on investments                                   (364,298,218)
                                                         -------------
Net decrease in net assets resulting
  from operations                                        ($366,989,822)
                                                         =============


--------------------------------------------------------------------------------
(1) Includes $169,407 in income from the lending of portfolio securities. As of the report date, the fund had a total of $43,253,377 of securities out on loan and was holding a total of $45,132,805 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(2) The management fee is 0.55% of the first $500 million of average net assets, annually, 0.50% of the next $500 million, and 0.45% of any amount over $1 billion.
--------------------------------------------------------------------------------
(3) Includes a total of $2,039,795 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(4) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
(5) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among the State Street Research funds.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(7) Represents transfer agents credits earned from uninvested cash balances and directed brokerage credits used to reduce the custodian fee.
--------------------------------------------------------------------------------
(8) To earn this, the fund sold $1,711,656,582 of securities. During this same period, the fund also bought $1,849,322,382 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets


This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                                Six months ended
                                                Year ended        June 30, 2001
                                            December 31, 2000      (unaudited)
--------------------------------------------------------------------------------
Decrease in Net Assets

Operations:
Net investment loss                           ($3,957,198)       ($2,691,604)
Net realized gain (loss) on investments       228,102,030        (14,129,408)
Change in unrealized depreciation of
  investments                                (439,530,179)      (350,168,810)
                                           ---------------------------------
Net decrease resulting
  from operations                            (215,385,347)      (366,989,822)
                                           ---------------------------------

Distributions from capital gains:
  Class A                                     (78,494,971)        (5,188,381)
  Class B(1)                                  (41,672,433)        (3,073,433)
  Class B                                     (89,386,469)        (5,244,932)
  Class C                                      (8,913,578)          (560,419)
  Class S                                    (100,038,860)        (5,877,588)
                                           ---------------------------------
                                             (318,506,311)       (19,944,753)
                                           ---------------------------------
Net increase (decrease)
  from fund share transactions                419,578,824        (32,385,124)(1)
                                           ---------------------------------
Total decrease in net assets                 (114,312,834)      (419,319,699)
                                           ---------------------------------

Net Assets

Beginning of period                         3,419,972,555      3,305,659,721
                                           ---------------------------------
End of period                              $3,305,659,721     $2,886,340,022
                                           =================================

The text and notes are an integral part of the financial statements. 14 State Street Research Investment Trust

(1) These transactions break down by share class as follows:

                                                                                          Six months ended
                                                        Year ended                         June 30, 2001
                                                      December 31, 2000                     (unaudited)
                                               ----------------------------------------------------------------
Class A                                           Shares          Amount              Shares           Amount
===============================================================================================================
Shares sold                                     22,639,015     $311,795,507         18,287,569     $201,085,999*
Issued upon reinvestment of
  distributions from capital gains               6,000,358       76,370,374            227,372        4,968,522
Shares redeemed                                (15,247,864)    (209,933,186)       (13,848,692)    (154,375,451)
                                               ----------------------------------------------------------------
Net increase                                    13,391,509     $178,232,695          4,666,249      $51,679,070
                                               ----------------------------------------------------------------

Class B(1)                                          Shares           Amount             Shares           Amount
===============================================================================================================
Shares sold                                     19,281,152     $265,030,216          6,378,191      $68,683,717**
Issued upon reinvestment of
  distributions from capital gains               3,363,234       40,898,960            302,301        3,019,074
Shares redeemed                                 (3,750,469)     (51,527,949)        (3,554,007)     (37,642,661)***
                                               ----------------------------------------------------------------
Net increase                                    18,893,917     $254,401,227          3,126,485      $34,060,130
                                               ----------------------------------------------------------------

Class B                                             Shares           Amount             Shares           Amount
===============================================================================================================
Shares sold                                      3,721,951      $52,509,143            635,711       $6,883,091
Issued upon reinvestment of
  distributions from capital gains               7,397,557       89,386,469            437,672        5,041,752
Shares redeemed                                (13,194,498)    (180,760,995)        (8,421,251)     (90,118,240)
                                               ----------------------------------------------------------------
Net decrease                                    (2,074,990)    ($38,865,383)        (7,347,868)    ($78,193,397)
                                               ----------------------------------------------------------------

Class C                                             Shares           Amount             Shares           Amount
===============================================================================================================
Shares sold                                      2,084,294      $28,746,861            580,902       $6,286,198**
Issued upon reinvestment of
  distributions from capital gains                 667,042        8,228,159             51,662          518,862
Shares redeemed                                 (1,447,834)     (19,965,382)          (857,953)      (9,150,144)****
                                               ----------------------------------------------------------------
Net increase (decrease)                          1,303,502      $17,009,638           (225,389)     ($2,345,084)
                                               ----------------------------------------------------------------

===============================================================================================================
Class S                                             Shares           Amount             Shares           Amount
Shares sold                                      2,289,814      $32,514,247          1,176,279      $12,788,829
Issued upon reinvestment of
  distributions from capital gains               4,431,844       56,727,204            256,815        3,135,959
Shares redeemed                                 (5,676,485)     (80,440,804)        (4,795,990)     (53,510,631)
                                               ----------------------------------------------------------------
Net increase (decrease)                          1,045,173       $8,800,647         (3,362,896)    ($37,585,843)
                                               ----------------------------------------------------------------

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share.

* Sales charges collected by the distributor and MetLife were $153,115 and $842,439.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales, but the commissions of $2,085,877 and $682 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $422,085 in deferred sales charges collected by the distributor for Class B(1).

****  Includes $1,032 in deferred sales charges collected by the distributor.


            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                           Class A
                                                          ==========================================================================
                                                                            Years ended December 31                 Six months ended
                                                          ---------------------------------------------------------   June 30, 2001
Per-Share Data                                              1996(a)     1997(a)     1998(a)     1999(a)    2000(a)   (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                     9.16        9.07       10.41       12.36      14.01        11.98
                                                          -------     -------     -------    -------     -------      -------
  Net investment income (loss) ($)                           0.12        0.10        0.07        0.02      (0.00)       (0.00)
  Net realized and unrealized gain (loss) on investments($)  1.80        2.54        2.89        2.37      (0.78)       (1.32)
                                                          -------     -------     -------    -------     -------      -------
Total from investment operations ($)                         1.92        2.64        2.96        2.39      (0.78)       (1.32)
                                                          -------     -------     -------    -------     -------      -------
  Dividends from net investment income ($)                  (0.13)      (0.10)      (0.06)      (0.00)        --           --
  Dividend in excess of net investment income ($)              --          --          --       (0.01)        --           --
  Distributions from capital gains ($)                      (1.87)      (1.20)      (0.95)      (0.73)     (1.25)       (0.07)
  Distribution in excess of capital gains ($)               (0.01)         --          --          --         --           --
                                                          -------     -------     -------    -------     -------      -------
Total distributions ($)                                     (2.01)      (1.30)      (1.01)      (0.74)     (1.25)       (0.07)
                                                          -------     -------     -------    -------     -------      -------
Net asset value, end of period ($)                           9.07       10.41       12.36       14.01      11.98        10.59
                                                          =======     =======     =======    =======     =======      =======
Total return (%)(b)                                         21.03       28.91       29.12       19.75      (5.90)      (10.96)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                 223,868     367,759     574,858     802,359    846,485      797,467
Expense ratio (%)                                            0.75        0.76        0.85        0.93       0.94         1.03(e)
Expense ratio after expense reductions (%)                   0.75        0.76        0.84        0.92       0.93         1.01(e)
Ratio of net investment income (loss)
to average net assets (%)                                    1.17        0.90        0.63        0.14      (0.02)       (0.05)(e)
Portfolio turnover rate (%)                                 73.51       75.21       66.32       71.45      86.64        58.47


                                                                                                        Class B(1)
                                                                                           =========================================
                                                                                           Years ended December 31  Six months ended
                                                                                           ------------------------  June 30, 2001
Per-Share Data                                                                                  1999(a)(c) 2000(a)    (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                                                        12.25      13.79        11.68
                                                                                              -------    -------      -------
  Net investment loss ($)                                                                       (0.09)     (0.10)       (0.04)
  Net realized and unrealized gain (loss) on investments ($)                                     2.36      (0.76)       (1.29)
                                                                                              -------    -------      -------
Total from investment operations ($)                                                             2.27      (0.86)       (1.33)
                                                                                              -------    -------      -------
  Distributions from capital gains ($)                                                          (0.73)     (1.25)       (0.07)
                                                                                              -------    -------      -------
Total distributions ($)                                                                         (0.73)     (1.25)       (0.07)
                                                                                              -------    -------      -------
Net asset value, end of period ($)                                                              13.79      11.68        10.28
                                                                                              =======    =======      =======
Total return (%)(b)                                                                             18.91      (6.58)      (11.33)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                                                     298,303    473,407      448,951
Expense ratio (%)                                                                                1.68       1.66         1.73(e)
Expense ratio after expense reductions (%)                                                       1.67       1.65         1.71(e)
Ratio of net investment income (loss)
to average net assets (%)                                                                       (0.68)     (0.73)       (0.75)(e)
Portfolio turnover rate (%)                                                                     71.45      86.64        58.47


The text and notes are an integral part of the financial statements. 16 State Street Research Investment Trust

                                                                                           Class B
                                                          ==========================================================================
                                                                            Years ended December 31                 Six months ended
                                                          ---------------------------------------------------------   June 30, 2001
Per-Share Data                                              1996(a)     1997(a)     1998(a)     1999(a)    2000(a)   (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                     9.13        9.03       10.34       12.25      13.80        11.75
                                                          -------     -------     -------    -------     -------      -------
  Net investment income (loss) ($)                           0.04        0.02       (0.01)      (0.06)     (0.04)       (0.02)
  Net realized and unrealized gain (loss) on investments($)  1.80        2.51        2.87        2.34      (0.76)       (1.30)
                                                          -------     -------     -------    -------     -------      -------
Total from investment operations ($)                         1.84        2.53        2.86        2.28      (0.80)       (1.32)
                                                          -------     -------     -------    -------     -------      -------
  Dividends from net investment income ($)                  (0.06)      (0.02)         --          --         --           --
  Distributions from capital gains ($)                      (1.87)      (1.20)      (0.95)      (0.73)     (1.25)       (0.07)
  Distribution in excess of capital gains ($)               (0.01)         --          --          --         --           --
                                                          -------     -------     -------    -------     -------      -------
Total distributions ($)                                     (1.94)      (1.22)      (0.95)      (0.73)     (1.25)       (0.07)
                                                          -------     -------     -------    -------     -------      -------
Net asset value, end of period ($)                           9.03       10.34       12.25       13.80      11.75         10.36
                                                          =======     =======     =======    =======     =======      =======
Total return (%)(b)                                         20.15       27.80       28.26       18.99      (6.14)       (11.18)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                 315,766     558,568     944,388   1,070,608    887,018       706,199
Expense ratio (%)                                            1.50        1.51        1.60        1.54       1.23          1.39(e)
Expense ratio after expense reductions (%)                   1.50        1.51        1.59        1.53       1.22          1.37(e)
Ratio of net investment income (loss)
to average net assets (%)                                    0.41        0.15       (0.12)      (0.46)     (0.31)        (0.41)(e)
Portfolio turnover rate (%)                                 73.51       75.21       66.32       71.45      86.64         58.47

                                                                                           Class C
                                                          ==========================================================================
                                                                            Years ended December 31                 Six months ended
                                                          ---------------------------------------------------------   June 30, 2001
Per-Share Data                                              1996(a)     1997(a)     1998(a)     1999(a)    2000(a)   (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                     9.15        9.05       10.38       12.29      13.83         11.72
                                                          -------     -------     -------     -------    -------       -------
  Net investment income (loss) ($)                           0.04        0.02       (0.01)      (0.08)     (0.10)        (0.04)
  Net realized and unrealized gain (loss) on investments($)  1.79        2.53        2.87        2.35      (0.76)        (1.29)
                                                          -------     -------     -------     -------    -------       -------
Total from investment operations ($)                         1.83        2.55        2.86        2.27      (0.86)        (1.33)
                                                          -------     -------     -------     -------    -------       -------
  Dividends from net investment income ($)                  (0.05)      (0.02)         --          --         --            --
  Distributions from capital gains ($)                      (1.87)      (1.20)      (0.95)      (0.73)     (1.25)        (0.07)
  Distribution in excess of capital gains ($)               (0.01)        --           --          --         --            --
                                                          -------     -------     -------     -------    -------       -------
Total distributions ($)                                     (1.93)      (1.22)      (0.95)      (0.73)     (1.25)        (0.07)
                                                          -------     -------     -------     -------    -------       -------
Net asset value, end of period ($)                           9.05       10.38       12.29       13.83      11.72         10.32
                                                          =======     =======     =======     =======    =======       =======
Total return (%)(b)                                         20.09       27.93       28.15       18.85      (6.56)       (11.29)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                  25,658      36,290      55,263      90,977     92,373        79,000
Expense ratio (%)                                            1.50        1.51        1.60        1.68       1.66          1.73(e)
Expense ratio after expense reductions (%)                   1.50        1.51        1.59        1.67       1.65          1.71(e)
Ratio of net investment income (loss)
to average net assets (%)                                    0.42        0.15       (0.13)      (0.62)     (0.73)        (0.75)(e)
Portfolio turnover rate (%)                                 73.51       75.21       66.32       71.45      86.64         58.47

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to December 31, 1999.
(d) Not annualized.
(e) Annualized.


            The text and notes are an integral part of the financial statements.
                                                                              17

Financial Highlights  CONTINUED
--------------------------------------------------------------------------------

                                                                                           Class S
                                                          ==========================================================================
                                                                            Years ended December 31                 Six months ended
                                                          ---------------------------------------------------------   June 30, 2001
Per-Share Data                                              1996(a)     1997(a)     1998(a)     1999(a)    2000(a)   (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                     9.18        9.11       10.45       12.42      14.10        12.10
                                                          -------     -------     -------     -------    -------      -------
  Net investment income ($)                                  0.14        0.12        0.10        0.05       0.04         0.01
  Net realized and unrealized gain (loss) on investments($)  1.82        2.54        2.91        2.38      (0.79)       (1.33)
                                                          -------     -------     -------     -------    -------      -------
Total from investment operations ($)                         1.96        2.66        3.01        2.43      (0.75)       (1.32)
                                                          -------     -------     -------     -------    -------      -------
  Dividends from net investment income ($)                  (0.15)      (0.12)      (0.09)      (0.00)        --           --
  Dividend in excess of net investment income ($)              --          --          --       (0.02)        --           --
  Distributions from capital gains ($)                      (1.87)      (1.20)      (0.95)      (0.73)     (1.25)       (0.07)
  Distribution in excess of capital gains ($)               (0.01)         --          --          --         --           --
                                                          -------     -------     -------     -------    -------      -------
Total distributions ($)                                     (2.03)      (1.32)      (1.04)      (0.75)     (1.25)       (0.07)
                                                          -------     -------     -------     -------    -------      -------
Net asset value, end of period ($)                           9.11       10.45       12.42       14.10      12.10        10.71
                                                          =======     =======     =======     =======    =======      =======
Total return (%)(b)                                         21.48       29.08       29.51       20.01      (5.64)      (10.85)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                 780,627     883,276   1,030,011   1,157,727  1,006,378      854,724
Expense ratio (%)                                            0.50        0.51        0.60        0.68       0.66         0.73(e)
Expense ratio after expense reductions (%)                   0.50        0.51        0.59        0.67       0.65         0.71(e)
Ratio of net investment income
to average net assets (%)                                    1.44        1.17        0.88        0.39       0.26         0.25(e)
Portfolio turnover rate (%)                                 73.51       75.21       66.32       71.45      86.64        58.47


(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to December 31, 1999.
(d) Not annualized.
(e) Annualized.


The text and notes are an integral part of the financial statements. 18 State Street Research Investment Trust

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                       PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
Web site at www.ssrfunds.com


State Street Research
FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm Eastern Time, to learn more.

---------------------------
           [LOGO]
           DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
            2000
---------------------------
 for Excellence in Service

(1)   Formerly State Street Research Growth Fund.

(2)   Formerly State Street Research Alpha Fund.

(3)   Formerly State Street Research Argo Fund.

(4)   Formerly State Street Research Galileo Fund.

(5) Distribution is now limited. Contact State Street Research for more details.

(6) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Investment Trust prospectus. When used after September 30, 2001, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

AGGRESSIVE

EQUITY FUNDS
------------

Global Resources Fund
Health Sciences Fund
Emerging Growth Fund
Mid-Cap Growth Fund
Concentrated International Fund
Concentrated Growth Fund
Large-Cap Growth Fund(1)
Aurora Fund(5)
Mid-Cap Value Fund(2)
Large-Cap Value Fund(3)
International Equity Fund
Large-Cap Analyst Fund(4)
Investment Trust
Legacy Fund
Strategic Growth & Income Fund
Strategic Income Plus Fund(5)

FIXED INCOME FUNDS
------------------

High Income Fund
Strategic Income Fund
New York Tax-Free Fund(5)
Tax-Exempt Fund
Government Income Fund
Money Market Fund(6)

CONSERVATIVE


(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0802)SSR-LD                                      IT-2189-0801

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                               EQUITY INDEX FUND
                               -----------------

                              SEMIANNUAL REPORT

                              June 30, 2001

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

`                             INVESTMENT UPDATE

                              About the Fund,
                              Economy and Markets

                              FUND INFORMATION

                              Facts and Figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                             INVESTORS
                                                               2000
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH EQUITY INDEX FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o Economic growth slowed sharply in the first half of 2001, but the U.S. economy looks more flat than down at midyear.

o Technology companies are saddled with excess inventories, and capital goods spending has declined sharply.

o Consumers continue to spend and home-buying remained strong despite a slight uptick in the jobless rate.

o Short-term interest rates fell dramatically, from 6.0% to 3.75%, as the Federal Reserve took action six times during the six-month period.

THE MARKETS
o Despite a second quarter rebound, major U.S. stock market indexes were down for the period. The S&P 500 Index returned -6.69%.(1) The Nasdaq was off -13.97%.

o Bonds generally outperformed stocks. The Lehman Brothers Aggregate Bond Index gained 3.62% and the Merrill Lynch Mortgage-Backed Securities Index was up 3.56% for the six months ended June 30, 2001.(1)

THE FUND

OVER THE PAST SIX MONTHS
o For the six months ended June 30, 2001, Class A shares of State Street Research Equity Index Fund returned -7.39% (does not reflect sales charge).(2) The fund underperformed the S&P 500 Index, which returned -6.69% for the same period.(1)

STRATEGY
o The portfolio mirrors the S&P 500 Index in the stocks it owns and their relative proportions.(1) It is a passive portfolio.

June 30, 2001

(1) The S&P 500 Index (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher. The Merrill Lynch Mortgage- Backed Securities Index measures the performance of U.S. dollar- denominated 30- year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year (the year the underlying mortgages were issued). The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.

(2) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(3) Currently, Class A shares are only available to certain retirement plans and no front-end sales charge applies. Sales charges of up to 5.75% can apply if Class A shares are made available to other investors.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2001, except where noted)
-------------------------------------------------------------------------------

ANNUAL AVERAGE TOTAL RETURN
(does not reflect sales charge) (2)(3)
------------------------------------------------------------------
                                   LIFE OF
                                  PORTFOLIO
                                  (3/1/00)*         1 YEAR*
------------------------------------------------------------------
Class A                            -7.35%           -15.45%
------------------------------------------------------------------

* The fund commenced operations on September 5, 2000. The fund is a feeder fund that invests exclusively in a master fund, State Street Equity 500 Index Portfolio ("Portfolio"). Returns shown for the period prior to September 5, 2000, reflect the performance and operating expenses of the Portfolio and do not reflect the fund's own, additional operating expenses. The fund's additional expenses from September 5, 2000 will reduce performance thereafter. The fund is not related to the Portfolio. Performance data or rankings for the fund should be interpreted carefully by investors.

STATE STREET RESEARCH EQUITY INDEX FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

ASSETS
Investments in State Street Equity 500 Index Portfolio
  ("Portfolio"), at value (Note 1) ...........................       $  950,774
Receivable from Distributor (Note 3) .........................           37,805
Receivable for fund shares sold ..............................               36
Other assets .................................................           10,082
                                                                     ----------
                                                                        998,697
LIABILITIES
Accrued administration fee (Note 2) ..........................           12,931
Accrued transfer agent and shareholder services (Note 2) .....            5,369
Accrued trustees' fees (Note 2) ..............................            4,516
Accrued administrative fee (Note 2) ..........................              301
Accrued distribution and service fee (Note 5) ................              301
Payable for fund shares redeemed .............................               45
Other accrued expenses .......................................            4,264
                                                                     ----------
                                                                         27,727
                                                                     ----------
NET ASSETS ...................................................       $  970,970
                                                                     ==========
Net Assets consist of:
  Undistributed net investment income ........................       $    3,890
  Net unrealized depreciation ................................         (122,689)
  Accumulated net realized loss ..............................          (14,073)
  Paid-in capital ............................................        1,103,842
                                                                     ----------
                                                                     $  970,970
                                                                     ==========
Net Asset Value, offering price and redemption price per
  share of Class A shares ($970,970 / 119,222 shares) ........       $     8.14
                                                                     ==========

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH EQUITY INDEX FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
Dividend income allocated from Portfolio .....................       $    5,008
Interest income allocated from Portfolio .....................              483
Expenses allocated from Portfolio ............................             (189)
                                                                     ----------
                                                                          5,302
EXPENSES
Administration fee (Note 2) ..................................           35,036
Custodian fee ................................................           27,070
Reports to shareholders ......................................            7,180
Transfer agent and shareholder services (Note 2) .............            6,020
Legal fees ...................................................            5,480
Audit fee ....................................................            5,320
Trustees' fees (Note 2) ......................................            5,138
Registration fees ............................................            2,340
Distribution and service fees - Class A (Note 5) .............            1,046
Administrative fee (Note 2) ..................................            1,046
Miscellaneous ................................................            5,158
                                                                     ----------
                                                                        100,834
Expenses borne by the Distributor (Note 3) ...................          (98,441)
Fees paid indirectly (Note 2) ................................              (69)
                                                                     ----------
                                                                          2,324
                                                                     ----------
Net investment income ........................................            2,978
                                                                     ----------
REALIZED AND UNREALIZED LOSS
Net realized loss allocated from Portfolio on:
  Investment security transactions ...........................           (9,140)
  Financial futures contracts ................................           (1,104)
  Foreign currency transactions ..............................              (40)
                                                                     ----------
    Net realized loss ........................................          (10,284)
                                                                     ----------
Change in unrealized depreciation allocated from Portfolio on
  Investment securities ......................................          (64,295)
  Financial futures contracts ................................             (565)
                                                                     ----------
    Change in net unrealized depreciation ....................          (64,860)
                                                                     ----------
  Net loss on investments ....................................          (75,144)
                                                                     ----------
Net decrease in net assets resulting from operations .........       ($  72,166)
                                                                     ==========

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH EQUITY INDEX FUND

-----------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
                                                              SEPTEMBER 5, 2000
                                                               (COMMENCEMENT OF            SIX MONTHS ENDED
                                                                OPERATIONS) TO              JUNE 30, 2001
                                                              DECEMBER 31, 2000              (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .........................................    $      912                 $  2,978
Net realized loss .............................................        (3,789)                 (10,284)
Change in unrealized depreciation .............................       (57,829)                 (64,860)
                                                                   ----------                 --------
Net decrease resulting from
  operations ..................................................       (60,706)                 (72,166)
                                                                   ----------                 --------
Share transactions:
  Proceeds from sale of shares ................................       590,503                  708,058
  Cost of shares redeemed .....................................          (677)                (194,042)
                                                                   ----------                 --------
Net increase from fund share transactions .....................       589,826                  514,016
                                                                   ----------                 --------
Total increase in net assets ..................................       529,120                  441,850

NET ASSETS
Beginning of period ...........................................          --                    529,120
                                                                   ----------                 --------
End of period (includes
  undistributed net investment income of $912 and
  $3,890, respectively) .......................................    $  529,120                 $970,970
                                                                   ==========                 ========
Number of shares:
Sold ..........................................................        60,267                   81,391
Redeemed ......................................................           (76)                 (22,360)
                                                                   ----------                 --------
Net increase in fund shares ...................................        60,191                   59,031
                                                                   ==========                 ========

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH EQUITY INDEX FUND

-----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period(a)(e)

                                                              SEPTEMBER 5, 2000
                                                               (COMMENCEMENT OF            SIX MONTHS ENDED
                                                                OPERATIONS) TO              JUNE 30, 2001
                                                              DECEMBER 31, 2000              (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($) .................           10.00                       8.79
                                                                     -----                      -----
  Net investment income ($)* .............................            0.02                       0.03
  Net realized and unrealized loss on investments ($) ....           (1.23)                     (0.68)
                                                                     -----                      -----
TOTAL FROM INVESTMENT OPERATIONS ($) .....................           (1.21)                     (0.65)
                                                                     -----                      -----
NET ASSET VALUE, END OF PERIOD ($) .......................            8.79                       8.14
                                                                     =====                       ====
Total return(b) (%) ......................................          (12.10)(c)                  (7.39)(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands) ................             529                        971
Expense ratio (%)* .......................................            0.60(d)                    0.61(d)
Expense ratio after expense reductions (%)* ..............            0.60(d)                    0.60(d)

Ratio of net investment income to average net assets (%)*             0.61(d)                    0.71(d)

*Reflects voluntary reduction of expenses of these amounts
  (Note 3) ($) ...........................................           38.71(d)                   23.44(d)

-----------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the
    Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.
(e) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Portfolio.

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH EQUITY INDEX FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 2001

NOTE 1

State Street Research Equity Index Fund is a series of State Street Research Master Investment Trust (the "Master Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on September 5, 2000. The Trust consists presently of two separate funds: State Street Research Equity Index Fund and State Street Research Investment Trust.

The investment objective of the fund is to match as closely as possible, before expenses, the performance of the S&P 500 Composite Stock Price Index (the "S&P 500 Index"). The fund invests substantially all of its investable assets in another, separate mutual fund with the same investment objective as the fund:
State Street Equity 500 Index Portfolio ("Portfolio"), a portfolio of State Street Master Funds ("SSMF") (the Portfolio and SSMF are not related to the fund). The fund owns 0.03% of the Portfolio at June 30, 2001. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read with the fund's financial statements.

The fund offers five classes of shares. Only Class A shares are presently available for purchase. Class B(1), Class B, Class C, and Class S are not being offered at this time. Currently, Class A shares are only available to certain retirement plans and no front-end sales charges apply. Sales charges of up to 5.75% can apply if Class A shares are made available to other investors. Class A shares pay annual service and distribution fees equal to 0.25% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are being offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distributon fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income consists of the fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the fund determined in accordance with generally accepted accounting principles.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Portfolio pays an advisory fee of 0.045% of the Portfolio's average daily net assets to the Portfolio's investment adviser, State Street Global Advisors ("SSgA"), a division of State Street Bank and Trust Company ("SS Bank"). During the six months ended June 30, 2001, the amount of such expenses allocated from the Portfolio to the fund was $189.

The fund may pay a management fee of 0.25% annually on assets managed directly by the investment manager. Currently, however, the fund invests exclusively in the Portfolio and no management fee is paid to the investment manager.

The investment manager is also entitled to a general administration fee of 0.25% of the fund's average daily net assets for administrative services provided to the fund. During the six months ended June 30, 2001, the fees pursuant to such agreement amounted to $1,046.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended June 30, 2001, the amount of such expenses was $58.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended June 30, 2001 the fund's transfer agent fees were reduced by $69 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $5,138 during the six months ended June 30, 2001.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing accounting services to the fund. The fee was based on a fixed annual amount that has been allocated equally among the State Street Research Funds. During the six months ended June 30, 2001, the amount of such expenses was $35,036.

NOTE 3

The Distributor and the fund have agreed that the Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended June 30, 2001, the amount of such expenses assumed by the Distributor and its affiliates was $98,441. The agreement currently limits expenses to 0.35% of average daily net assets exclusive of Rule 12b-1 fees and certain other expenses.

The agreement requires the fund to reimburse the Distributor in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitations. The Distributor will not be entitled to such repayments from the fund after the end of the fifth fiscal year of the fund following the year in which expenses were originally paid.

NOTE 4

For the six months ended June 30, 2001, increases and decreases in the fund's investment in the Portfolio aggregated $683,790 and $186,585, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund pays annual service and distribution fees to the Distributor at a rate of 0.25% of average daily net assets for Class A. Class B(1), Class B and Class C shares pay annual service and distribution fees of 1.00% of average daily net assets. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 2001, fees pursuant to such plans amounted to $1,046 for Class A shares.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 2001, the Adviser owned one Class A share and MetLife owned 50,000 Class A shares of the fund.

STATE STREET RESEARCH EQUITY INDEX FUND

------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MASTER INVESTMENT TRUST
------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
EQUITY INDEX FUND                          Chairman of the Board,                 Chairman of the Board, President
One Financial Center                       President, Chief                       and Chief Executive Officer,
Boston, MA 02111                           Executive Officer                      State Street Research &
                                                                                  Management Company
INVESTMENT ADVISER                         JOHN S. LOMBARDO
State Street Research &                    Vice President                         BRUCE R. BOND
Management Company                                                                Former Chairman of the Board,
One Financial Center                       JAMES M. WEISS                         Chief Executive Officer and
Boston, MA 02111                           Vice President                         President, PictureTel Corporation

DISTRIBUTOR                                JOHN T. WILSON                         STEVE A. GARBAN
State Street Research                      Vice President                         Former Senior Vice President
Investment Services, Inc.                                                         for Finance and Operations
One Financial Center                       DOUGLAS A. ROMICH                      and Treasurer, The Pennsylvania
Boston, MA 02111                           Treasurer                              State University

SHAREHOLDER SERVICES                       EDWARD T. GALLIVAN, JR.                DEAN O. MORTON
State Street Research                      Assistant Treasurer                    Former Executive Vice President,
Service Center                                                                    Chief Operating Officer and
P.O. Box 8408                              FRANCIS J. MCNAMARA, III               Director, Hewlett-Packard Company
Boston, MA 02266-8408                      Secretary and General Counsel
1-87-SSR-FUNDS (1-877-773-8637)                                                   SUSAN M. PHILLIPS
                                           DARMAN A. WING                         Dean, School of Business
CUSTODIAN                                  Assistant Secretary and                and Public Management,
State Street Bank and                      Assistant General Counsel              George Washington University;
Trust Company                                                                     former Member of the Board
225 Franklin Street                        SUSAN E. BREEN                         of Governors of the Federal
Boston, MA 02110                           Assistant Secretary                    Reserve System and Chairman
                                                                                  and Commissioner of the
LEGAL COUNSEL                              AMY L. SIMMONS                         Commodity Futures Trading
Goodwin Procter LLP                        Assistant Secretary                    Commission
Exchange Place
Boston, MA 02109                                                                  TOBY ROSENBLATT
                                                                                  President, Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                   STATE STREET EQUITY 500 INDEX PORTFOLIO



                               SEMI-ANNUAL REPORT



                                 JUNE 30, 2001



                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (A)

                          Equity 500
                       Index Portfolio       S&P 500 Index

March 1 2000                $10,000             $10,000
June 30, 2000                10,683              10,686
September 30, 2000           10,583              10,583
December 31, 2000             9,759               9,755
March 31, 2001                8,593               8,599
June 30, 2001                 9,090*              9,102**


-+- Equity 500 Index Portfolio*       -#- S&P 500 Index**


------------------------------------------------------------------------------
                           INVESTMENT PERFORMANCE (A)
--------------------------------------------------------------------------------
                       For the Period Ended June 30, 2001
--------------------------------------------------------------------------------
                             Total Return      Total Return         Total Return
                         Six Months Ended          One Year   Average Annualized
                            June 30, 2001     June 30, 2001       Since 3/1/2000
--------------------------------------------------------------------------------
State Street Equity 500
  Index Portfolio                  -6.83%           -14.88%              -6.90%
S&P 500 Index (b)                  -6.69%           -14.81%              -6.81%
--------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.
(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

                                                                      Market
                                                                      Value
                                                        Shares        (000)
                                                       -------        ------

COMMON STOCKS - 97.1%
AEROSPACE - 1.2%
Boeing Co.                                              230,736     $   12,829
General Dynamics Corp.                                   52,899          4,116
Lockheed Martin Corp.                                   114,298          4,235
Northrop Grumman Corp.                                   22,604          1,811
Raytheon Co. (a)                                         90,491          2,402
United Technologies Corp.                               124,532          9,123
                                                                    ----------
                                                                        34,516
                                                                    ----------

BASIC INDUSTRIES - 3.0%
Air Products & Chemicals, Inc.                           60,844          2,784
Alcan Aluminum, Ltd.                                     84,346          3,544
Alcoa, Inc.                                             228,284          8,994
Allegheny Technologies, Inc.                             19,943            361
B.F. Goodrich Co.                                        27,310          1,037
Barrick Gold Corp.                                      105,068          1,592
Bemis Co., Inc.                                          13,416            539
Boise Cascade Corp.                                      16,019            563
Dow Chemical Co.                                        237,873          7,909
du Pont (E.I.) de Nemours & Co.                         275,764         13,303
Eastman Chemical Co.                                     20,412            972
Engelhard Corp.                                          34,309            885
FMC Corp. (a)                                             8,503            583
Freeport-McMoRan Copper
  & Gold, Inc. Class B (a)                               38,086            421
Great Lakes Chemical Corp.                               12,250            378
Hercules, Inc.                                           28,630            323
Homestake Mining Co.                                     69,677            540
Illinois Tool Works, Inc.                                80,199          5,077
Inco, Ltd. (a)                                           48,253            833
International Paper Co.                                 127,761          4,561
Kimberly-Clark Corp.                                    140,801          7,871
Mead Corp.                                               26,266            713
Minnesota Mining & Manufacturing Co.                    104,707         11,947
Newmont Mining Corp.                                     51,047            950
Nucor Corp.                                              20,023            979
Phelps Dodge Corp.                                       20,848            865
Placer Dome, Inc.                                        86,667            849
Potlatch Corp.                                            7,512            258
PPG Industries, Inc.                                     45,186          2,375
Praxair, Inc.                                            42,078          1,978
Rohm & Haas Co.                                          58,223          1,916
Sealed Air Corp. (a)                                     23,073            859
Sigma Aldrich Corp.                                      20,052            774
Temple-Inland, Inc.                                      13,682            729
USX-U.S. Steel Group                                     23,957            483
Westvaco Corp.                                           26,741            650
Willamette Industries, Inc.                              28,178          1,395
Worthington Industries, Inc.                             22,696            309
                                                                    ----------
                                                                        91,099
                                                                    ----------

CAPITAL GOODS - 6.4%
Allied Waste Industries, Inc. (a)                        52,376            978
Ball Corp.                                                7,290            347
Boston Scientific Corp. (a)                             107,544          1,828
Caterpillar, Inc.                                        91,271          4,568
Cooper Industries, Inc.                                  24,763            980
Crane Co.                                                15,274            474
Cummins Engine Co., Inc.                                 10,244            397
Deere & Co.                                              62,048          2,349
Dover Corp.                                              53,883          2,029
Emerson Electric Co.                                    113,884          6,890
General Electric Co.                                  2,627,215        128,077
Grainger W.W., Inc.                                      25,739          1,059
HCA-Healthcare Corp.                                    142,159          6,424
Ingersoll-Rand Co.                                       42,558          1,753
ITT Industries, Inc.                                     23,287          1,031
Johnson Controls, Inc.                                   22,935          1,662
Millipore Corp.                                          11,893            737
National Service Industries, Inc.                        10,852            245
Pall Corp.                                               33,929            798
Parker-Hannifin Corp.                                    30,909          1,312
Timken Co.                                               15,097            256
TRW, Inc.                                                33,033          1,354
Tyco International, Ltd.                                512,261         27,918
                                                                    ----------
                                                                       193,466
                                                                    ----------

CONSUMER BASICS - 18.6%
Abbott Laboratories                                     409,680         19,669
Aetna, Inc. (a)                                          37,648            974
Albertson's, Inc.                                       107,106          3,212
Allergan, Inc.                                           34,898          2,984
American Home Products Corp.                            347,675         20,318
Amgen, Inc. (a)                                         275,904         16,585
Archer-Daniels-Midland Co.                              168,217          2,187
Bard (C.R.), Inc.                                        13,422            764
Bausch & Lomb, Inc.                                      13,450            487
Baxter International, Inc.                              156,162          7,652
Becton, Dickinson & Co.                                  68,096          2,437
Biogen, Inc. (a)                                         39,297          2,134
Biomet, Inc.                                             47,365          2,276
Black & Decker Corp.                                     20,599            813
Bristol-Myers Squibb Co.                                514,071         26,886
Campbell Soup Co.                                       107,981          2,781
Cardinal Health, Inc.                                   117,871          8,133
Chiron Corp.  (a)                                        50,844          2,593
Clorox Co.                                               62,918          2,130
Coca Cola Co.                                           657,859         29,604
Coca Cola Enterprises, Inc.                             109,518          1,791
Colgate-Palmolive Co.                                   148,349          8,751
ConAgra, Inc.                                           142,474          2,822
Corning, Inc.                                           244,115          4,079
Costco Wholesale Corp. (a)                              118,961          4,883
CVS Corp.                                               104,028          4,016
Forest Laboratories, Inc. (a)                            46,729          3,318
General Mills, Inc.                                      75,409          3,301
Gillette Co.                                            279,603          8,106
H.J. Heinz Co.                                           92,254          3,772
HEALTHSOUTH Corp. (a)                                   102,550          1,638
Hershey Foods Corp.                                      36,143          2,230
Humana, Inc. (a)                                         45,722            450
Johnson & Johnson                                       800,539         40,027
Kellogg Co.                                             107,622          3,121
King Pharmaceuticals, Inc. (a)                           44,816          2,409
Kroger Co. (a)                                          214,383          5,360
Lilly (Eli) & Co.                                       297,226         21,995
Manor Care, Inc. (a)                                     26,240            833
McKesson HBOC, Inc.                                      75,616          2,807
MedImmune, Inc. (a)                                      56,387          2,660
Medtronic, Inc.                                         319,640         14,707
Merck & Co., Inc.                                       606,482         38,760
Pactiv Corp. (a)                                         40,249            539
Pepsi Bottling Group, Inc.                               38,400          1,540
PepsiCo, Inc.                                           385,550         17,041
Pfizer, Inc.                                          1,669,688         66,871
Pharmacia & Upjohn, Inc.                                344,433         15,827
Philip Morris Cos., Inc.                                581,775         29,525
Procter & Gamble Co.                                    342,511         21,852
Quaker Oats Co.                                          34,903          3,185
Ralston-Purina Group                                     82,152          2,466
Safeway, Inc. (a)                                       133,016          6,385
Sara Lee Corp.                                          209,480          3,968
Schering-Plough Corp.                                   386,915         14,022
Snap-On Tools Corp.                                      14,590            353
St. Jude Medical, Inc. (a)                               22,819          1,369
Stanley Works                                            22,813            955
Stryker Corp.                                            51,905          2,847
SYSCO Corp.                                             177,890          4,830
Tenet Healthcare Corp.                                   85,190          4,395
Tupperware Corp.                                         15,202            356
Unilever NV ADR                                         151,710          9,037
UnitedHealth Group, Inc.                                 83,854          5,178
UST Corp.                                                43,245          1,248
Watson Pharmaceuticals, Inc. (a)                         27,288          1,682
Wellpoint Health Networks, Inc. (a)                      16,589          1,563
Winn-Dixie Stores, Inc.                                  37,255            973
Wrigley Wm., Jr. Co.                                     59,917          2,807
                                                                    ----------
                                                                       557,269
                                                                    ----------

CONSUMER DURABLES - 1.6%
AutoZone, Inc. (a)                                       30,250          1,134
Avery Dennison Corp.                                     29,305          1,496
Best Buy Co. (a)                                         55,144          3,503
Cooper Tire & Rubber Co.                                 19,238            273
Dana Corp.                                               39,310            917
Danaher Corp.                                            37,618          2,107
Delphi Automotive Systems Corp.                         148,595          2,367
Eaton Corp.                                              18,393          1,289
Ford Motor Co.                                          483,934         11,881
General Motors Corp.                                    145,564          9,367
Genuine Parts Co.                                        45,290          1,427
Goodyear Tire & Rubber Co.                               42,183          1,181
Harley-Davidson, Inc.                                    80,402          3,785
Leggett & Platt, Inc.                                    52,054          1,147
Maytag Corp.                                             20,341            595
PACCAR, Inc.                                             20,303          1,039
Pitney Bowes, Inc.                                       65,234          2,748
Visteon Corp.                                            34,714            638
Whirlpool Corp.                                          17,667          1,104
                                                                    ----------
                                                                        47,998
                                                                    ----------

CONSUMER NON-DURABLES - 6.2%
Adolph Coors Co. Class B                                  9,671            485
Alberto Culver Co. Class B                               15,000            631
Anheuser-Busch Cos., Inc.                               237,352          9,779
Avon Products, Inc.                                      62,681          2,901
Bed Bath & Beyond, Inc. (a)                              75,807          2,274
Big Lots, Inc. (a)                                       30,159            413
Brown-Forman Distillers, Inc. Class B                    18,183          1,163
Brunswick Corp.                                          21,841            525
Circuit City Stores, Inc.                                54,654            984
Dillard's, Inc. Class A                                  23,374            357
Dollar General Corp.                                     87,414          1,705
Eastman Kodak Co.                                        76,755          3,583
Federated Department Stores, Inc. (a)                    52,722          2,241
Fortune Brands, Inc.                                     41,069          1,575
Gap, Inc.                                               225,542          6,541
Hasbro, Inc.                                             47,957            693
Home Depot, Inc.                                        617,173         28,729
International Flavors & Fragrances, Inc.                 25,911            651
JC Penney & Co., Inc.                                    69,648          1,836
Kmart Corp. (a)                                         129,026          1,480
Kohl's Corp. (a)                                         88,004          5,520
Limited, Inc.                                           113,496          1,875
Liz Claiborne, Inc.                                      13,503            681
Lowe's Cos., Inc.                                       101,641          7,374
Mattel, Inc.                                            113,317          2,144
May Department Stores Co.                                79,010          2,707
Newell Rubbermaid, Inc.                                  71,113          1,785
NIKE, Inc. Class B                                       71,717          3,011
Nordstrom, Inc.                                          35,544            659
Office Depot, Inc. (a)                                   82,803            859
Radioshack Corp.                                         49,313          1,504
Reebok International, Ltd. (a)                           14,745            471
Sears Roebuck & Co.                                      86,881          3,676
Staples, Inc. (a)                                       120,196          1,922
Starbucks Corp. (a)                                     100,566          2,232
SuperValu, Inc.                                          33,383            586
Target Corp.                                            237,809          8,228
Tiffany & Co.                                            38,724          1,403
TJX Cos., Inc.                                           73,973          2,357
Toys "(beta)" Us, Inc. (a)                               52,360          1,296
V.F. Corp.                                               30,526          1,110
Wal-Mart Stores, Inc.                                 1,182,473         57,705
Walgreen Co.                                            269,184          9,193
                                                                    ----------
                                                                       186,844
                                                                    ----------

CONSUMER SERVICES - 1.7%
AMR Corp.                                                40,163          1,451
Carnival Corp.                                          155,156          4,763
Convergys Corp. (a)                                      45,750          1,384
Darden Restaurants, Inc.                                 31,848            889
Delta Air Lines, Inc.                                    32,677          1,440
Harrah's Entertainment, Inc. (a) 30,943                   1,092
Hilton Hotels Corp.                                      97,804          1,135
Marriot International, Inc. Class A                      63,380          3,000
McDonald's Corp.                                        342,064          9,256
Sabre Holdings Corp. Class A                             34,968          1,748
Sapient Corp. (a)                                        33,034            323
Southwest Airlines Co.                                  201,435          3,725
Starwood Hotels & Resorts Worldwide, Inc.
  Class B                                                51,216          1,909
Tricon Global Restaurants, Inc.                          38,837          1,705
USAirways Group, Inc. (a)                                17,812            433
Walt Disney Co.                                         552,757         15,969
Wendy's International, Inc.                              30,126            770
                                                                    ----------
                                                                        50,992
                                                                    ----------

ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp. (a)                      53,918            839
Molex, Inc.                                              51,696          1,888
Power-One, Inc. (a)                                      19,671            325
Tektronix, Inc.                                          23,737            645
Texas Instruments, Inc.                                 459,155         14,463
Thomas & Betts Corp.                                     15,352            339
                                                                    ----------
                                                                        18,499
                                                                    ----------

ELECTRONICS - 2.0%
Agilent Technologies, Inc. (a)                          121,171          3,938
Altera Corp. (a)                                        102,258          2,945
Analog Devices, Inc. (a)                                 95,522          4,131
Applied Micro Circuits Corp. (a)                         79,252          1,363
Broadcom Corp. (a)                                       64,814          2,735
Conexant Systems, Inc. (a)                               64,545            574
JDS Uniphase Corp.  (a)                                 346,705          4,348
KLA Tencor Corp. (a)                                     48,997          2,857
Lexmark International Group, Inc. Class A (a)            33,879          2,278
Linear Technology Corp.                                  84,035          3,716
Maxim Integrated Products, Inc. (a)                      85,802          3,793
Novellus Systems, Inc. (a)                               37,347          2,121
QLogic Corp. (a)                                         24,454          1,587
QUALCOMM, Inc. (a)                                      200,251         11,711
Sanmina Corp. (a)                                        81,236          1,902
Solectron Corp. (a)                                     171,363          3,136
Teradyne, Inc. (a)                                       46,275          1,532
Vitesse Semiconductor Corp. (a)                          48,518          1,021
Xilinx, Inc. (a)                                         87,615          3,556
                                                                    ----------
                                                                        59,244
                                                                    ----------

ENERGY - 7.1%
Amerada Hess Corp.                                       23,558          1,903
Anadarko Petroleum Corp.                                 65,991          3,565
Apache Corp.                                             32,814          1,665
Ashland, Inc.                                            19,268            773
Baker Hughes, Inc.                                       88,120          2,952
Burlington Resources, Inc.                               55,954          2,235
Calpine Corp. (a)                                        79,154          2,992
Chevron Corp.                                           169,659         15,354
Conoco, Inc. Class B                                    165,455          4,782
Constellation Energy Group                               43,161          1,839
Devon Energy Corp.                                       34,115          1,791
El Paso Corp.                                           134,678          7,076
EOG Resources, Inc.                                      30,501          1,084
Exxon Mobil Corp.                                       912,453         79,703
Halliburton Co.                                         113,459          4,039
Kerr-McGee Corp.                                         24,719          1,638
Kinder Morgan, Inc.                                      30,363          1,526
McDermott International, Inc.                            16,085            187
Mirant Corp. (a)                                         89,862          3,091
Nabors Industries, Inc. (a)                              38,968          1,450
Noble Drilling Corp. (a)                                 35,603          1,166
Occidental Petroleum Corp.                               98,014          2,606
ONEOK, Inc.                                              15,514            306
Phillips Petroleum Co.                                   67,789          3,864
Progress Energy, Inc.                                    54,539          2,450
Rowan Cos., Inc. (a)                                     24,051            532
Royal Dutch Petroleum Co. ADR                           567,122         33,046
Schlumberger, Ltd.                                      152,019          8,004
Sempra Energy                                            54,253          1,483
Sunoco, Inc.                                             22,319            818
Texaco, Inc.                                            145,747          9,707
Tosco Corp.                                              38,382          1,691
Transocean Sedco Forex, Inc.                             84,126          3,470
Unocal Corp.                                             64,512          2,203
USX-Marathon Group                                       82,405          2,432
                                                                    ----------
                                                                       213,423
                                                                    ----------

FINANCE - 17.9%
AFLAC, Inc.                                             139,039          4,378
Allstate Corp.                                          191,611          8,429
Ambac Financial Group, Inc.                              28,001          1,630
American Express Co.                                    349,958         13,578
American General Corp.                                  131,972          6,130
American International Group, Inc.                      616,525         53,021
AmSouth Bancorp                                          99,646          1,842
AON Corp.                                                67,974          2,379
Bank of America Corp.                                   423,998         25,453
Bank of New York Co., Inc.                              194,586          9,340
Bank One Corp.                                          309,060         11,064
BB&T Corp.                                              106,615          3,913
Bear Stearns Cos., Inc.                                  28,371          1,673
Capital One Financial Corp.                              55,124          3,307
Charter One Financial, Inc.                              55,193          1,761
Chubb Corp.                                              46,390          3,592
CIGNA Corp.                                              39,588          3,793
Cincinnati Financial Corp.                               42,673          1,687
Citigroup, Inc.                                       1,329,955         70,275
Comerica, Inc.                                           46,735          2,692
Concord EFS, Inc. (a)                                    57,319          2,981
Conseco, Inc.                                            86,312          1,178
Countrywide Credit Industries, Inc.                      30,863          1,416
Equifax, Inc.                                            37,629          1,380
Fannie Mae                                              264,567         22,528
Federal Home Loan Mortgage Corp.                        183,190         12,823
Fifth Third Bancorp                                     151,933          9,124
First Union Corp.                                       260,008          9,085
Fiserv, Inc. (a)                                         32,969          2,109
FleetBoston Financial Corp.                             286,431         11,300
Franklin Resources, Inc.                                 69,627          3,187
Golden West Financial Corp.                              42,026          2,700
Hartford Financial Services Group, Inc.                  62,739          4,291
Household International Corp.                           122,668          8,182
Huntington Bancshares, Inc.                              66,582          1,079
J.P. Morgan Chase & Co.                                 525,039         23,417
Jefferson-Pilot Corp.                                    41,015          1,982
John Hancock Financial Services, Inc.                    81,100          3,265
KeyCorp                                                 112,188          2,922
Lehman Brothers Holdings, Inc.                           65,171          5,067
Lincoln National Corp.                                   49,653          2,570
Loews Corp.                                              52,132          3,359
Marsh & McLennan Cos., Inc.                              73,019          7,375
MBIA, Inc.                                               39,182          2,182
MBNA Corp.                                              226,132          7,451
Mellon Financial Corp. 126,255                            5,808
Merrill Lynch & Co., Inc.                               221,945         13,150
MetLife, Inc.                                           198,306          6,143
MGIC Investment Corp.                                    28,323          2,057
Moody's Corp.                                            41,658          1,396
Morgan Stanley Dean Witter & Co.                        294,350         18,906
National City Corp.                                     158,876          4,890
Northern Trust Corp.                                     58,889          3,681
Paychex, Inc.                                            98,717          3,948
PNC Bank Corp.                                           76,844          5,056
Progressive Corp.                                        19,466          2,632
Providian Financial Corp.                                75,873          4,492
Regions Financial Corp.                                  60,167          1,925
SAFECO Corp.                                             33,867            961
Schwab (Charles) Corp.                                  367,274          5,619
SouthTrust Corp.                                         88,982          2,314
St. Paul Cos., Inc.                                      56,686          2,873
State Street Corp.                                       85,870          4,250
Stilwell Financial, Inc.                                 58,939          1,978
SunTrust Banks, Inc.                                     77,187          5,000
Synovus Financial Corp.                                  76,294          2,394
T. Rowe Price Group, Inc.                                33,161          1,257
Torchmark Corp.                                          33,508          1,347
U.S. Bancorp                                            504,014         11,486
Union Planters Corp.                                     36,459          1,590
UnumProvident Corp.                                      63,919          2,053
USA Education, Inc.                                      43,589          3,182
Wachovia Corp.                                           55,606          3,956
Washington Mutual, Inc.                                 231,663          8,699
Wells Fargo Co.                                         453,908         21,075
Zions Bancorp                                            24,300          1,434
                                                                    ----------
                                                                       538,442
                                                                    ----------

GENERAL BUSINESS - 2.8%
American Greetings Corp. Class A                         16,856            185
Automatic Data Processing, Inc.                         165,120          8,206
Cendant Corp.                                           225,310          4,393
Cintas Corp.                                             44,360          2,052
Clear Channel Communications, Inc. (a)                  155,405          9,744
Comcast Corp. Special Class A (a)                       249,916         10,796
Computer Sciences Corp. (a)                              44,742          1,548
Deluxe Corp.                                             18,444            533
Dow Jones & Co., Inc.                                    23,210          1,386
Ecolab, Inc.                                             33,751          1,383
First Data Corp.                                        103,659          6,660
Fluor Corp.                                              20,296            916
Gannett Co., Inc.                                        69,980          4,612
H&R Block, Inc.                                          24,644          1,591
Harcourt General, Inc.                                   20,949          1,219
IMS Health, Inc.                                         77,637          2,213
Interpublic Group Cos., Inc. 8                            1,639          2,396
KB HOME                                                  11,763            355
Knight-Ridder, Inc.                                      18,881          1,120
McGraw-Hill, Inc.                                        51,849          3,430
Meredith Corp.                                           12,640            453
New York Times Co. Class A                               43,016          1,807
Omnicom Group, Inc.                                      48,959          4,210
Quintiles Transnational Corp. (a)                        32,102            817
R.R. Donnelley & Sons Co.                                31,013            921
Robert Half International, Inc. (a)                      47,135          1,173
TMP Worldwide, Inc. (a)                                  28,300          1,698
Tribune Co.                                              78,947          3,159
Waste Management, Inc.                                  164,992          5,085
                                                                    ----------
                                                                        84,061
                                                                    ----------

SHELTER - 0.4%
Centex Corp.                                             15,202            620
Georgia-Pacific Group                                    59,955          2,030
Louisiana Pacific Corp.                                  30,291            355
Masco Corp.                                             117,836          2,941
Pulte Corp.                                              10,034            428
Sherwin-Williams Co.                                     42,251            938
Vulcan Materials Co.                                     26,817          1,441
Weyerhaeuser Co.                                         56,873          3,126
                                                                    ----------
                                                                        11,879
                                                                    ----------

TECHNOLOGY - 14.8%
Adobe Systems, Inc.                                      63,913          3,028
Advanced Micro Devices, Inc. (a)                         90,598          2,616
Apple Computer, Inc. (a)                                 91,892          2,137
Applera Corp. - Applied Biosystems Group                 55,973          1,497
Applied Materials, Inc. (a)                             215,051         10,645
Autodesk, Inc.                                           14,222            530
BMC Software, Inc. (a)                                   63,652          1,435
BroadVision, Inc. (a)                                    70,152            347
Cabletron Systems, Inc. (a)                              48,982          1,119
Cisco Systems, Inc. (a)                               1,935,781         35,193
Citrix Systems, Inc. (a)                                 49,922          1,742
COMPAQ Computer Corp.                                   448,329          6,945
Computer Associates International, Inc.                 152,921          5,505
Compuware Corp. (a)                                      97,662          1,366
Dell Computer Corp. (a)                                 687,983         17,991
Electronic Data Systems Corp.                           124,172          7,761
EMC Corp.                                               584,304         16,974
Gateway, Inc. (a)                                        86,047          1,415
Guidant Corp. (a)                                        81,654          2,940
Hewlett-Packard Co.                                     513,846         14,696
Honeywell International, Inc.                           213,235          7,461
Intel Corp.                                           1,778,705         51,938
International Business Machines Corp.                   459,522         51,926
Intuit, Inc. (a)                                         54,968          2,198
Jabil Circuit, Inc. (a)                                  49,508          1,528
LSI Logic Corp. (a)                                      95,124          1,788
Mercury Interactive Corp. (a)                            21,375          1,271
Micron Technology, Inc. (a)                             157,507          6,474
Microsoft Corp. (a)                                   1,422,843        103,868
National Semiconductor Corp. (a)                         46,214          1,346
NCR Corp. (a)                                            25,427          1,195
Network Appliance, Inc. (a)                              85,148          1,166
Novell, Inc. (a)                                         80,773            460
Oracle Systems Corp. (a)                              1,484,690         28,209
Palm, Inc. (a)                                          146,338            888
Parametric Technology Corp. (a)                          70,574            978
PeopleSoft, Inc. (a)                                     76,774          3,763
PerkinElmer, Inc.                                        27,024            744
Rockwell International Corp.                             48,357          1,843
Scientific-Atlanta, Inc.                                 42,799          1,738
Siebel Systems, Inc. (a)                                119,892          5,634
Sun Microsystems, Inc. (a)                              861,388         13,524
Symbol Technologies, Inc. 58,520                          1,299
Tellabs, Inc. (a)                                       108,221          2,098
Textron, Inc.                                            37,805          2,081
Thermo Electron Corp. (a)                                47,737          1,051
Unisys Corp.  (a)                                        83,704          1,231
VERITAS Software Corp. (a)                              105,126          6,990
Xerox Corp.                                             174,120          1,666
Yahoo!, Inc. (a)                                        148,242          2,962
                                                                    ----------
                                                                       445,200
                                                                    ----------

TELECOMMUNICATIONS - 8.8%
ADC Telecommunications, Inc. (a)                        206,281          1,351
Andrew Corp. (a)                                         21,828            402
AOL Time Warner, Inc. (a)                             1,171,835         62,107
AT&T Corp.                                              912,613         20,078
Avaya, Inc. (a)                                          73,969          1,013
BellSouth Corp.                                         495,711         19,962
CenturyTel, Inc.                                         37,324          1,131
Citizens Communications Co. (a)                          68,622            826
Comverse Technology, Inc. (a)                            43,719          2,497
Global Crossing, Ltd. (a)                               233,062          2,014
Lucent Technologies, Inc.                               903,428          5,601
Motorola, Inc.                                          579,834          9,602
Nextel Communications, Inc. Class A (a)                 202,221          3,543
Nortel Networks Corp.                                   842,730          7,661
Qwest Communications International, Inc. 439,391         14,003
SBC Communications, Inc.                                890,746         35,683
Univision Communications, Inc. Class A (a)               54,699          2,340
Verizon Communications                                  715,364         38,272
Viacom, Inc. Class B (a)                                470,846         24,366
WorldCom, Inc.                                          763,865         10,809
WorldCom, Inc. - MCI Group (a)                              100              2
                                                                    ----------
                                                                       263,263
                                                                    ----------

TRANSPORTATION - 0.5%
Burlington Northern, Inc.                               104,217          3,144
CSX Corp.                                                56,551          2,049
FedEx Corp. (a)                                          78,671          3,163
Navistar International Corp. (a)                         15,955            449
Norfolk Southern Corp.                                  102,286          2,117
Ryder Systems, Inc.                                      17,675            346
Union Pacific Corp.                                      65,754          3,611
                                                                    ----------
                                                                        14,879
                                                                    ----------

UTILITIES - 3.5%
AES Corp. (a)                                           141,015          6,071
Allegheny Energy, Inc.                                   32,891          1,587
Alltel Corp.                                             83,058          5,088
Ameren Corp.                                             36,414          1,555
American Electric Power Co., Inc.                        85,427          3,944
Cinergy Corp.                                            42,206          1,475
CMS Energy Corp.                                         34,737            967
Consolidated Edison, Inc.                                56,311          2,241
Dominion Resources, Inc.                                 63,523          3,820
DTE Energy Co.                                           43,575          2,024
Duke Energy Corp. NPV                                   203,462          7,937
Dynegy, Inc. Class A                                     85,769          3,988
Edison International                                     86,478            964
Enron Corp.                                             197,350          9,670
Entergy Corp.                                            58,865          2,260
Exelon Corp.                                             84,481          5,417
FirstEnergy Corp.                                        59,884          1,926
FPL Group, Inc.                                          46,721          2,813
GPU, Inc.                                                32,228          1,133
KeySpan Corp.                                            35,778          1,305
Niagara Mohawk Holdings, Inc. (a)                        44,398            785
NICOR, Inc.                                              11,750            458
NiSource, Inc.                                           54,078          1,478
Peoples Energy Corp.                                      8,596            346
PG&E Corp.                                              102,794          1,151
Pinnacle West Capital Corp.                              22,456          1,064
PPL Corp.                                                38,573          2,122
Public Service Enterprise Group, Inc.                    54,969          2,688
Reliant Energy, Inc.                                     79,240          2,552
Southern Co.                                            179,432          4,172
Sprint Corp. (Fon Group)                                234,726          5,014
Sprint Corp. (PCS Group) (a)                            247,447          5,976
TXU Corp.                                                67,961          3,275
Williams Cos                                            127,914          4,215
Xcel Energy, Inc.                                        90,417          2,572
                                                                    ----------
                                                                       104,053
                                                                    ----------
Total Common Stocks (cost $2,568,209)                                2,915,127
                                                                    ----------

                                                        PAR
                                                       AMOUNT
GOVERNMENT AND AGENCY SECURITIES - 0.3%
United States Treasury Bill
  3.44% due 09/13/01(b)(c)                            $   8,235          8,177
                                                                    ----------
Total Government and Agency Securities
  (cost $8,177)                                                          8,177
                                                                    ----------

                                                                      Market
                                                                      Value
                                                       Shares          (000)
SHORT TERM INVESTMENTS - 4.1%
AIM Short Term Investment Prime Portfolio                77,797     $   77,797
State Street Navigator Securities
  Lending Prime Portfolio (d)                            44,214         44,214
Money Market Obligations Trust                                4              4
                                                                    ----------

Total Short Term Investments
  (cost $122,015)                                                      122,015
                                                                    ----------

Total Investments - 101.5%
  (cost $2,698,401)                                                  3,045,319
Other Assets and Liabilities Net - (1.5%)                              (44,494)
                                                                    ----------
Net Assets - 100%                                                   $3,000,825
                                                                    ==========


(a) Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.

Abbreviations
ADR - American Depositary Receipt
CVO - Contingent Value Obligation
NPV - No Par Value
NV - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                                                                    Unrealized
                                                        Number of  Depreciation
                                                        Contracts     (000)

S&P 500 Financial Futures Contracts
   Expiration date 09/2001                                  264     $   (2,996)
                                                                    ----------

Total unrealized depreciation on
  Open futures contracts purchased                                  $   (2,996)
                                                                    ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
(Amounts in thousands)

ASSETS
Investments at market (identified cost $2,698,401)                  $3,045,319
Receivables:
   Investments sold                                                        215
   Dividends and interest                                                2,405
   Daily variation margin on futures contracts                             310
                                                                    ----------

      Total assets                                                   3,048,249

LIABILITIES
Payables:
   Investments purchased                        $   3,099
   Upon return of securities loaned                44,214
      Management fees (Note 4)                        111
                                                ---------

      Total liabilities                                                 47,424
                                                                    ----------
NET ASSETS                                                          $3,000,825
                                                                    ==========
COMPOSITION OF NET ASSETS
Paid-in capital                                                     $2,656,903
Net unrealized appreciation on investments
   and futures contracts                                               343,922
                                                                    ----------
NET ASSETS                                                          $3,000,825
                                                                    ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $153)                 $   16,864
  Interest                                                               1,658
                                                                    ----------
    Total Investment Income                                             18,522

EXPENSES
  Management fees (Note 4)                        $    640
                                                  --------
      Total Expenses                                                       640
                                                                    ----------

NET INVESTMENT INCOME                                                   17,882
                                                                    ----------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
  Investments and foreign currency transactions    (21,808)
  Futures contracts                                 (3,563)
                                                  --------
                                                                       (25,371)
Net change in unrealized depreciation on:
  Investments and foreign currency transactions   (182,070)
  Futures contracts                                 (1,262)
                                                  --------
                                                                      (183,332)
                                                                    ----------
Net realized and unrealized loss                                      (208,703)
                                                                    ----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (190,821)
                                                                    ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                For the Six      For the Period
                                                Months Ended         Ended
                                                June 30, 2001      December 31,
                                                 (Unaudited)          2000*
                                                -------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                           $   17,882         $   24,343
  Net realized loss                                  (25,371)           (51,513)
  Net change in unrealized depreciation             (183,332)          (145,536)
                                                  ----------         ----------
    Net decrease in net assets resulting
      from operations                               (190,821)          (172,706)
                                                  ----------         ----------
CAPITAL TRANSACTIONS (NOTE 3)
  Proceeds from contributions                        480,787          3,861,947
  Fair value of withdrawals                         (246,412)          (731,970)
                                                  ----------         ----------
    Net increase in net assets from capital
      transactions                                   234,375          3,129,977
                                                  ----------         ----------
TOTAL NET INCREASE IN NET ASSETS                      43,554          2,957,271

NET ASSETS
Beginning of period                                2,957,271               --
                                                  ----------         ----------
End of period                                     $3,000,825         $2,957,271
                                                  ==========         ==========

* The Portfolio commenced operations on March 1, 2000.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                              For the Six
                                              Months Ended     For the Period
                                             June 30, 2001         Ended
                                              (Unaudited)     December 31, 2000*
                                             ---------------  ------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)     $3,000,825          $2,957,271
  Ratios to average net assets:
    Operating expenses **                          0.045%              0.045%
    Net investment income **                        1.26%               1.14%
  Portfolio turnover rate***                           5%                 18%
Total return ***                                   (6.83%)             (2.41%)

-----------
*   The Portfolio commenced operations on March 1, 2000.
**  Annualized
*** Not Annualized

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1. ORGANIZATION
State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of five investment portfolios. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2001, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES
The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.

FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

The primary risk associated with securities lending is if the borrower defaults on it obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2001, the value of the securities loaned amounted to $43,319,629. The loans were collateralized with cash of $44,213,583, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, a related party investment.

3. SECURITIES TRANSACTIONS
For the period ended June 30, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $221,432,384 and $137,743,977, respectively. The aggregate gross unrealized appreciation and depreciation were $615,705,765 and $268,788,343, respectively, as of June 30, 2001.

4. RELATED PARTY FEES AND TRANSACTIONS
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. under which SSgA, as the investment adviser, directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for these services and for the assumption of ordinary operating expenses of the Portfolio, SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

STATE STREET RESEARCH EQUITY INDEX FUND                      -----------------
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Boston, MA 02111                                                   AUTO
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[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Equity Index Fund prospectus.

When used after September 30, 2001, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0802)SSR-LD                                    EI-4056-0801